CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Hydro One Shareholders’ Equity	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Non-controlling Interest (Note 27)
Beginning balance at Dec. 31, 2022	$ 11,372	$ 11,306	$ 5,699	$ 34	$ 5,562	$ 11	$ 66
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,092	1,085			1,085		7
Other comprehensive loss (Note 7)	(14)	(14)				(14)
Distributions to noncontrolling interest (Note 27)	(8)						(8)
Dividends on common shares (Note 24)	(700)	(700)			(700)
Common shares issued	0	0	7	(7)
Stock-based compensation	3	3		3
Ending balance at Dec. 31, 2023	11,745	11,680	5,706	30	5,947	(3)	65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,163	1,156			1,156		7
Other comprehensive loss (Note 7)	(9)	(9)				(9)
Distributions to noncontrolling interest (Note 27)	(7)						(7)
Dividends on common shares (Note 24)	(743)	(743)			(743)
Common shares issued	0	0	7	(7)
Stock-based compensation	5	5		5
Ending balance at Dec. 31, 2024	$ 12,154	$ 12,089	$ 5,713	$ 28	$ 6,360	$ (12)	$ 65